Investment in Joint Ventures and Majority Owned Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2013
Investment in Joint Ventures and Majority Owned Subsidiaries

Investment in Joint Ventures in the accompanying Consolidated Balance Sheets consisted of the following (in thousands of dollars):

	June 30, 2013	July 1, 2012
Investment in VAST LLC	$8,479	$8,139
Investment in NextLock LLC	687	—
	$9,166	$8,139